JPMorgan Equity Premium Income ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 85.4%
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc.	3,051,847	598,863,937
RTX Corp.	2,555,034	427,533,839
TransDigm Group, Inc.	131,965	173,932,509
		1,200,330,285
Air Freight & Logistics — 0.4%
FedEx Corp.	492,547	116,147,508
United Parcel Service, Inc., Class B	527,056	44,024,988
		160,172,496
Banks — 0.6%
Bank of America Corp.	3,533,936	182,315,758
US Bancorp	1,630,683	78,810,910
		261,126,668
Beverages — 2.7%
Coca-Cola Co. (The)	4,207,490	279,040,737
Keurig Dr Pepper, Inc.	12,976,890	331,040,464
PepsiCo, Inc.	3,752,293	526,972,029
		1,137,053,230
Biotechnology — 2.9%
AbbVie, Inc.	3,009,119	696,731,413
Regeneron Pharmaceuticals, Inc.	505,139	284,024,506
Vertex Pharmaceuticals, Inc. *	550,689	215,671,840
		1,196,427,759
Broadline Retail — 1.5%
Amazon.com, Inc. *	2,832,452	621,921,486
Building Products — 2.4%
Carrier Global Corp.	6,510,789	388,694,103
Trane Technologies plc	1,415,238	597,173,827
		985,867,930
Capital Markets — 2.2%
Ameriprise Financial, Inc.	897,088	440,694,480
CME Group, Inc.	953,563	257,643,187
Intercontinental Exchange, Inc.	478,963	80,695,686
Raymond James Financial, Inc.	830,077	143,271,290
		922,304,643
Chemicals — 1.0%
Ecolab, Inc.	650,433	178,127,581
Linde plc	516,872	245,514,200
		423,641,781
Construction Materials — 0.5%
Vulcan Materials Co.	684,871	210,680,017
Consumer Finance — 1.0%
American Express Co.	1,225,481	407,055,769

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	133,929	123,968,700
Walmart, Inc.	5,501,408	566,975,109
		690,943,809
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	1,297,925	57,043,804
Electric Utilities — 3.1%
Entergy Corp.	1,384,502	129,021,741
NextEra Energy, Inc.	7,422,362	560,314,108
Southern Co. (The)	6,364,330	603,147,554
		1,292,483,403
Electrical Equipment — 2.5%
Eaton Corp. plc	1,319,988	494,005,509
Emerson Electric Co.	4,070,477	533,965,173
		1,027,970,682
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	484,322	59,934,847
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A	1,299,999	63,335,951
Entertainment — 2.4%
Netflix, Inc. *	365,877	438,657,253
Walt Disney Co. (The)	4,690,986	537,117,897
		975,775,150
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B *	565,487	284,292,934
Corpay, Inc. *	801,839	230,977,742
Fiserv, Inc. *	322,314	41,555,944
Mastercard, Inc., Class A	1,137,476	647,007,724
Visa, Inc., Class A	1,802,740	615,419,381
		1,819,253,725
Food Products — 1.1%
Mondelez International, Inc., Class A	7,625,951	476,393,159
Ground Transportation — 0.4%
Union Pacific Corp.	643,991	152,220,153
Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp. *	2,083,134	203,376,372
Medtronic plc	5,639,535	537,109,313
Stryker Corp.	1,409,207	520,941,552
		1,261,427,237
Health Care Providers & Services — 0.6%
Humana, Inc.	441,505	114,866,356
UnitedHealth Group, Inc.	422,900	146,027,370
		260,893,726

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care REITs — 1.0%
Ventas, Inc.	2,581,316	180,666,307
Welltower, Inc.	1,287,325	229,324,075
		409,990,382
Hotels, Restaurants & Leisure — 4.1%
Chipotle Mexican Grill, Inc., Class A *	9,854,278	386,189,155
Hilton Worldwide Holdings, Inc.	830,506	215,466,476
McDonald's Corp.	1,744,465	530,125,469
Yum! Brands, Inc.	3,671,089	558,005,528
		1,689,786,628
Household Products — 1.0%
Church & Dwight Co., Inc.	2,080,490	182,313,339
Procter & Gamble Co. (The)	1,601,163	246,018,695
		428,332,034
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	421,582	82,596,345
Industrial Conglomerates — 1.3%
3M Co.	3,418,272	530,447,449
Industrial REITs — 0.1%
Prologis, Inc.	362,245	41,484,297
Insurance — 4.3%
Aon plc, Class A	352,678	125,757,921
Arthur J Gallagher & Co.	1,545,311	478,644,629
Chubb Ltd.	976,531	275,625,875
Progressive Corp. (The)	2,215,100	547,018,945
Travelers Cos., Inc. (The)	1,201,855	335,581,953
		1,762,629,323
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A	2,761,694	671,367,811
Meta Platforms, Inc., Class A	874,779	642,420,202
		1,313,788,013
IT Services — 1.2%
Accenture plc, Class A (Ireland)	789,408	194,668,013
Cognizant Technology Solutions Corp., Class A	4,494,003	301,412,781
		496,080,794
Life Sciences Tools & Services — 1.3%
Danaher Corp.	1,715,116	340,038,898
Thermo Fisher Scientific, Inc.	401,249	194,613,790
		534,652,688
Machinery — 1.3%
Cummins, Inc.	112,947	47,705,424
Deere & Co.	468,920	214,418,359

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	1,029,056	85,020,607
Otis Worldwide Corp.	1,870,243	170,996,318
		518,140,708
Media — 0.9%
Comcast Corp., Class A	11,727,974	368,492,943
Multi-Utilities — 1.1%
Ameren Corp.	763,149	79,657,493
CMS Energy Corp.	2,479,116	181,620,038
Public Service Enterprise Group, Inc.	1,366,666	114,061,944
Sempra	731,616	65,830,808
		441,170,283
Oil, Gas & Consumable Fuels — 1.7%
EOG Resources, Inc.	4,393,487	492,597,763
Exxon Mobil Corp.	1,727,747	194,803,474
		687,401,237
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	10,189,703	459,555,605
Eli Lilly & Co.	379,598	289,633,274
Johnson & Johnson	3,364,433	623,833,167
Merck & Co., Inc.	3,742,849	314,137,317
		1,687,159,363
Professional Services — 0.8%
Automatic Data Processing, Inc.	659,994	193,708,239
Leidos Holdings, Inc.	679,753	128,446,127
		322,154,366
Semiconductors & Semiconductor Equipment — 6.7%
Analog Devices, Inc.	2,395,062	588,466,734
ASML Holding NV (Registered), NYRS (Netherlands)	297,348	287,859,625
Broadcom, Inc.	1,470,395	485,098,015
Lam Research Corp.	1,872,339	250,706,192
NVIDIA Corp.	3,734,809	696,840,663
NXP Semiconductors NV (Netherlands)	924,688	210,579,198
Texas Instruments, Inc.	1,337,988	245,828,535
		2,765,378,962
Software — 5.9%
Cadence Design Systems, Inc. *	865,558	304,035,903
Intuit, Inc.	580,539	396,455,888
Microsoft Corp.	1,303,606	675,202,728
Oracle Corp.	1,858,387	522,652,760
ServiceNow, Inc. *	585,162	538,512,885
		2,436,860,164
Specialized REITs — 1.7%
American Tower Corp.	578,576	111,271,736

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — continued
Equinix, Inc.	431,462	337,938,297
SBA Communications Corp.	1,239,887	239,732,152
		688,942,185
Specialty Retail — 3.7%
AutoZone, Inc. *	14,490	62,165,578
Burlington Stores, Inc. *	959,628	244,225,326
Lowe's Cos., Inc.	2,394,403	601,737,418
Ross Stores, Inc.	4,031,013	614,286,071
		1,522,414,393
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	2,300,056	585,663,259
Tobacco — 0.7%
Altria Group, Inc.	1,432,360	94,621,702
Philip Morris International, Inc.	1,152,542	186,942,312
		281,564,014
Total Common Stocks (Cost $28,713,578,721)		35,259,387,540
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 13.2%
Barclays Bank plc, ELN, 42.35%, 10/21/2025, (linked to S&P 500 Index) (United Kingdom) (a)	56,622	368,320,643
Barclays Bank plc, ELN, 51.20%, 11/4/2025, (linked to S&P 500 Index) (United Kingdom) (a)	54,506	357,851,523
BNP Paribas, ELN, 43.28%, 10/14/2025, (linked to S&P 500 Index) (France) (a)	58,155	351,623,696
BNP Paribas, ELN, 43.44%, 10/24/2025, (linked to S&P 500 Index) (France) (a)	55,246	362,968,375
BNP Paribas, ELN, 48.82%, 11/3/2025, (linked to S&P 500 Index) (France) (a)	54,233	361,334,424
Citigroup Global Markets Holdings, Inc., ELN, 42.40%, 10/15/2025, (linked to S&P 500 Index) (a)	57,674	359,917,062
Morgan Stanley Finance LLC, ELN, 42.05%, 10/7/2025, (linked to S&P 500 Index) (b)	60,751	381,704,587
Morgan Stanley Finance LLC, ELN, 44.16%, 11/7/2025, (linked to S&P 500 Index) (b)	55,320	370,005,607
Morgan Stanley Finance LLC, ELN, 47.01%, 10/10/2025, (linked to S&P 500 Index) (b)	61,569	360,890,138
National Bank of Canada, ELN, 44.44%, 10/28/2025, (linked to S&P 500 Index) (a)	55,037	364,643,386
Royal Bank of Canada, ELN, 40.78%, 10/17/2025, (linked to S&P 500 Index) (Canada) (a)	57,581	358,252,847
Royal Bank of Canada, ELN, 41.63%, 10/6/2025, (linked to S&P 500 Index) (Canada) (a)	60,943	379,243,952
Royal Bank of Canada, ELN, 43.75%, 10/20/2025, (linked to S&P 500 Index) (Canada) (a)	57,409	362,187,155
Societe Generale SA, ELN, 40.63%, 10/27/2025, (linked to S&P 500 Index) (France) (a)	55,300	361,724,877
Societe Generale SA, ELN, 49.05%, 10/31/2025, (linked to S&P 500 Index) (a)	54,830	368,571,165
Total Equity-Linked Notes (Cost $5,607,982,595)		5,469,239,437

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (c) (d) (Cost $493,725,885)	493,725,885	493,725,885
Total Investments — 99.8% (Cost $34,815,287,201)		41,222,352,862
Other Assets in Excess of Liabilities — 0.2%		75,024,739
NET ASSETS — 100.0%		41,297,377,601

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$35,259,387,540	$—	$—	$35,259,387,540
Equity Linked Notes	—	5,469,239,437	—	5,469,239,437

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$493,725,885	$—	$—	$493,725,885
Total Investments in Securities	$35,753,113,425	$5,469,239,437	$—	$41,222,352,862
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	$279,447,397	$2,072,466,968	$1,858,188,480	$—	$—	$493,725,885	493,725,885	$4,185,839	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.